Financial Assets and Liabilities - Summary of Aging Analysis of Past Due But not Impaired Class of Financial Assets (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	₱ 49,418	₱ 47,627
Financial assets at amortised cost, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	47,568	46,111
Financial instrument at fair value through profit or loss
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	1,233	1,131
Derivatives used for hedging [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	617	385
Costs [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	68,585	65,102
Costs [Member] | Financial assets at amortised cost, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	66,735	63,586
Costs [Member] | Financial assets at amortised cost, category [member] | Debt Instruments at Amortized Cost [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	370	395
Costs [Member] | Financial assets at amortised cost, category [member] | Other Financial Assets [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	4,225	4,236
Costs [Member] | Financial assets at amortised cost, category [member] | Cash and Cash Equivalent [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	11,866	10,011
Costs [Member] | Financial assets at amortised cost, category [member] | Short Term Investments1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	10	136
Costs [Member] | Financial assets at amortised cost, category [member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	19,369	17,516
Costs [Member] | Financial assets at amortised cost, category [member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	21,373	20,936
Costs [Member] | Financial assets at amortised cost, category [member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	1,615	1,254
Costs [Member] | Financial assets at amortised cost, category [member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	208	256
Costs [Member] | Financial assets at amortised cost, category [member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	7,699	8,846
Costs [Member] | Financial instrument at fair value through profit or loss
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	1,233	1,131
Costs [Member] | Financial instrument at fair value through profit or loss | Financial Assets at FVPL
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	1,030	1,101
Costs [Member] | Financial instrument at fair value through profit or loss | Forward Foreign Exchange Contracts [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	203	30
Costs [Member] | Derivatives used for hedging [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	617	385
Costs [Member] | Derivatives used for hedging [Member] | Long Term Foreign Currency Options
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	617	385
Financial Assets Neither Past Due Nor Impaired [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	37,087	33,171
Financial Assets Neither Past Due Nor Impaired [Member] | Financial assets at amortised cost, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	35,237	31,655
Financial Assets Neither Past Due Nor Impaired [Member] | Financial assets at amortised cost, category [member] | Debt Instruments at Amortized Cost [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	370	395
Financial Assets Neither Past Due Nor Impaired [Member] | Financial assets at amortised cost, category [member] | Other Financial Assets [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	3,949	3,957
Financial Assets Neither Past Due Nor Impaired [Member] | Financial assets at amortised cost, category [member] | Cash and Cash Equivalent [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	11,866	10,011
Financial Assets Neither Past Due Nor Impaired [Member] | Financial assets at amortised cost, category [member] | Short Term Investments1
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	10	136
Financial Assets Neither Past Due Nor Impaired [Member] | Financial assets at amortised cost, category [member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	5,728	5,552
Financial Assets Neither Past Due Nor Impaired [Member] | Financial assets at amortised cost, category [member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	7,816	6,010
Financial Assets Neither Past Due Nor Impaired [Member] | Financial assets at amortised cost, category [member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	599	520
Financial Assets Neither Past Due Nor Impaired [Member] | Financial assets at amortised cost, category [member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	137	135
Financial Assets Neither Past Due Nor Impaired [Member] | Financial assets at amortised cost, category [member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	4,762	4,939
Financial Assets Neither Past Due Nor Impaired [Member] | Financial instrument at fair value through profit or loss
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	1,233	1,131
Financial Assets Neither Past Due Nor Impaired [Member] | Financial instrument at fair value through profit or loss | Financial Assets at FVPL
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	1,030	1,101
Financial Assets Neither Past Due Nor Impaired [Member] | Financial instrument at fair value through profit or loss | Forward Foreign Exchange Contracts [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	203	30
Financial Assets Neither Past Due Nor Impaired [Member] | Derivatives used for hedging [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	617	385
Financial Assets Neither Past Due Nor Impaired [Member] | Derivatives used for hedging [Member] | Long Term Foreign Currency Options
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	617	385
Financial assets past due but not impaired [member] | Costs [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	12,331	14,456
Financial assets past due but not impaired [member] | One to sixty days [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	3,695	5,927
Financial assets past due but not impaired [member] | One to sixty days [Member] | Financial assets at amortised cost, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	3,695	5,927
Financial assets past due but not impaired [member] | One to sixty days [Member] | Financial assets at amortised cost, category [member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	2,028	1,710
Financial assets past due but not impaired [member] | One to sixty days [Member] | Financial assets at amortised cost, category [member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	1,315	3,182
Financial assets past due but not impaired [member] | One to sixty days [Member] | Financial assets at amortised cost, category [member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	269	232
Financial assets past due but not impaired [member] | One to sixty days [Member] | Financial assets at amortised cost, category [member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	57	73
Financial assets past due but not impaired [member] | One to sixty days [Member] | Financial assets at amortised cost, category [member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	26	730
Financial assets past due but not impaired [member] | Later than two months and not later than three months [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	1,275	586
Financial assets past due but not impaired [member] | Later than two months and not later than three months [member] | Financial assets at amortised cost, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	1,275	586
Financial assets past due but not impaired [member] | Later than two months and not later than three months [member] | Financial assets at amortised cost, category [member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	326	248
Financial assets past due but not impaired [member] | Later than two months and not later than three months [member] | Financial assets at amortised cost, category [member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	788	548
Financial assets past due but not impaired [member] | Later than two months and not later than three months [member] | Financial assets at amortised cost, category [member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	138	158
Financial assets past due but not impaired [member] | Later than two months and not later than three months [member] | Financial assets at amortised cost, category [member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	9	17
Financial assets past due but not impaired [member] | Later than two months and not later than three months [member] | Financial assets at amortised cost, category [member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	14	(385)
Financial assets past due but not impaired [member] | Later than three months [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	7,361	7,943
Financial assets past due but not impaired [member] | Later than three months [member] | Financial assets at amortised cost, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	7,361	7,943
Financial assets past due but not impaired [member] | Later than three months [member] | Financial assets at amortised cost, category [member] | Other Financial Assets [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	6
Financial assets past due but not impaired [member] | Later than three months [member] | Financial assets at amortised cost, category [member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	35	140
Financial assets past due but not impaired [member] | Later than three months [member] | Financial assets at amortised cost, category [member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	4,765	5,283
Financial assets past due but not impaired [member] | Later than three months [member] | Financial assets at amortised cost, category [member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	525	267
Financial assets past due but not impaired [member] | Later than three months [member] | Financial assets at amortised cost, category [member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	5	31
Financial assets past due but not impaired [member] | Later than three months [member] | Financial assets at amortised cost, category [member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	2,025	2,222
Impaired [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	19,167	17,475
Impaired [Member] | Financial assets at amortised cost, category [member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	19,167	17,475
Impaired [Member] | Financial assets at amortised cost, category [member] | Other Financial Assets [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	270	279
Impaired [Member] | Financial assets at amortised cost, category [member] | Retail subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	11,252	9,866
Impaired [Member] | Financial assets at amortised cost, category [member] | Corporate subscribers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	6,689	5,913
Impaired [Member] | Financial assets at amortised cost, category [member] | Foreign administrations [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	84	77
Impaired [Member] | Financial assets at amortised cost, category [member] | Domestic carriers [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	0
Impaired [Member] | Financial assets at amortised cost, category [member] | Dealers agents and others [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	872	1,340
Impaired [Member] | Financial instrument at fair value through profit or loss
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	0
Impaired [Member] | Costs [Member]
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Line Items]
Financial instruments	₱ 19,167	₱ 17,475